Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Taxes
Summary of Income Taxes

16.1.	Income taxes

Summary of Income Taxes

Income taxes
	Current assets		Current liabilities		Non-current liabilities
	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Taxes in Brazil
Income taxes	133	391	682	111	-	-
Income taxes - Tax settlement programs	-	-	43	45	300	357
	133	391	725	156	300	357
Taxes abroad	30	27	8	42	-	-
Total	163	418	733	198	300	357
(*) See note 20.2 for detailed information.

Summary of Outstanding Amount of Settlement Year

	2021	2020	2019
Net income before income taxes	28,225	(226)	12,003
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(9,597)	77	(4,081)
Tax benefits from the deduction of interest on capital distribution	843	(16)	728
Different jurisdictional tax rates for companies abroad	296	1,874	1,056
Brazilian income taxes on income of companies incorporated outside Brazil (*)	(546)	(743)	(175)
Tax incentives	50	(9)	443
Tax loss carryforwards (unrecognized tax losses)	59	(428)	(682)
Non-taxable income (non-deductible expenses), net (**)	234	(280)	(1,556)
Post-employment benefits (***)	(802)	559	(417)
Results of equity-accounted investments in Brazil and abroad	318	49	53
Non-incidence of income taxes on indexation charges (SELIC interest rate) over undue paid taxes	903	-	-
Others	3	91	431
Income taxes	(8,239)	1,174	(4,200)
Deferred income taxes	(4,058)	1,743	(2,798)
Current income taxes	(4,181)	(569)	(1,402)
Effective tax rate of income taxes	(29)%	(519)%	(35)%
(*)	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	It includes provisions for legal proceedings.
(***)	It is impacted by non-deductible expenses for health care and pension plans in 2021, compared to the non-taxable gain from the health care plan revision occurred in 2020.

Summary of the Changes in the Deferred Income Taxes

The changes in the deferred income taxes are presented as follows:

	2021	2020
Balance at January 1	6,256	(372)
Recognized in the statement of income for the period	(4,058)	1,743
Recognized in shareholders’ equity	(1,555)	5,564
Cumulative translation adjustment	(124)	(623)
Use of tax loss carryforwards	(1,172)	(60)
Others	37	4
Balance at December 31,	(625)	6,256
Deferred tax assets	604	6,451
Deferred tax liabilities	(1,229)	(195)

Summary of composition of deferred tax assets and liabilities

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	12.31.2021	12.31.2020
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(1,362)	(3,205)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,382	6,626
PP&E - Others (*)	Depreciation, amortization and write-offs of assets	(12,924)	(8,690)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	3,490	3,913
Finance leases	Appropriation of the considerations	1,244	1,190
Provision for legal proceedings	Payments and use of provisions	605	664
Tax loss carryforwards	30% of taxable income compensation	1,827	2,501
Inventories	Sales, write-downs and losses	228	158
Employee Benefits	Payments and use of provisions	1,250	2,882
Others		635	217
Total		(625)	6,256
(*) It includes accelerated depreciation, difference between units of production method and straight line method, as well as capitalized borrowing costs.

Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable)

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) as of December 31, 2021 is set out in the following table:

	Assets	Liabilities
2022	59	(2,403)
2023	177	(881)
2024	19	92
2025	18	265
2026	16	(4,513)
2027 and thereafter	315	8,669
Recognized deferred tax assets	604	1,229

Summary of Aging of the Unrecognized Tax Carryforwards
	Assets	Liabilities
Brazil	1	-
Abroad	1,351	-
Unrecognized deferred tax assets	1,352	-
Total	1,956	1,229

Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2027 - 2029	2030 - 2032	2033 - 2035	2036 -2038	Undefined expiration	Total
Unrecognized deferred tax assets	410	571	303	−	67	1,351

Summary of Other Taxes

16.2.	Other taxes

Other taxes
	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Taxes in Brazil
Current / Non-current ICMS (VAT)	665	507	379	293	995	642	-	-
Current / Non-current PIS and COFINS (**)	418	1,570	2,030	2,055	499	544	45	37
Claim to recover PIS and COFINS	-	-	594	681	-	-	-	-
CIDE	6	4	-	-	42	41	-	-
Production taxes	-	-	-	-	2,147	1,173	21	94
Withholding income taxes	-	-	-	-	86	106	-	-
Tax Settlement Program	-	-	-	-	67	-	6	-
Others	48	87	249	119	142	117	70	275
Total in Brazil	1,137	2,168	3,252	3,148	3,978	2,623	142	406
Taxes abroad	46	9	9	10	23	13	-	-
Total	1,183	2,177	3,261	3,158	4,001	2,636	142	406
(*) Other non-current taxes are classified as other non-current liabilities.
(**) It includes US$ 104 (US$ 1,230 as of December 31, 2020) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS (contributions for the social security).

Schedule of the remaining balance for compensating of taxes

As of December 31, 2021, the remaining balance for compensation relating to the exclusion of ICMS from the basis of calculation of PIS and COFINS, indexed to the SELIC rate, is US$ 104 classified as other recoverable taxes.

Nature	Effects in the Financial Statements	2021	2020
Recovery of taxes	Other income and expenses	507	1,516
Inflation indexation	Foreign exchange gains (losses) and inflation indexation charges	479	1,709
Translation effects	Cumulative translation adjustments	(96)	−
Exclusion of ICMS from basis of calculation of PIS/COFINS	Credit in other recoverable taxes	890	3,226
Pis and Cofins	Other taxes	(20)	(78)
Tax effects (*)	Income taxes	(328)	(1,097)
Net effects	Statement of income	542	2,050
(*)	A portion of the inflation indexation credit was recovered with the decision of the STF, as described in note 16.1.2.